STOCKHOLDERS' EQUITY (Common Stock Issued For Services, Warrants) (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Shares
Warrants outstanding, beginning of period	1,209,025	1,551,356	3,000,000
Warrants issued to consultants	25,002	132,669	666,667
Cashless issued upon conversion of Slainte note			1,584,689
Warrants exercised		(475,000)	(700,000)
Expired (in shares)			(3,000,000)
Warrants outstanding, end of period	1,234,027	1,209,025	1,551,356
Warrants exercisable, end of period	1,234,027	1,209,025	1,551,356
Weighted Average Remaining Life (years)
Warrants exercisable at the end of the period		3 years
Weighted Average Exercise Price
Warrants outstanding, beginning of period (in dollars per share)	$ 0.21	$ 0.18	$ 12.00
Warrants issued to consultants (in dollars per share)			0.18
Warrants Exercised (in dollars per share)
Repurchased and cancelled (in dollars per share)
Expired (in dollars per share)
Warrants outstanding, end of period (in dollars per share)	0.27	0.21	0.18
Warrants exercisable, end of period (in dollars per share)	$ 0.27	$ 0.21	$ 0.18